Shareholder Fees - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO	May 30, 2023 USD ($)
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2035 Fund
Shareholder Fees:
(fees paid directly from your investment)	none